INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 4,226
Balance at end of period	4,685	$ 4,226
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	5,087	4,990
Additions	181	290
Dispositions	0	(2)
Acquisitions through business combinations	325	0
Foreign currency translation	97	(191)
Balance at end of period	5,690	5,087
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	(861)	(625)
Amortization expense	(140)	(262)
Dispositions	0	2
Foreign currency translation	(4)	24
Balance at end of period	$ (1,005)	$ (861)